Consolidated Statement of Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Common stock dividends (in dollars per share)	$ 2.04	$ 1.98	$ 1.93
Series A
Preferred stock dividends declared (in dollars per share)	5,551.953	6,537.806	6,439.904
Series B
Preferred stock dividends declared (in dollars per share)	1,281.53	1,527.702	1,503.518
Series J
Preferred stock dividends declared (in dollars per share)	1,325	1,325	1,325
Series K
Preferred stock dividends declared (in dollars per share)	1,375	1,375	1,375
Series L
Preferred stock dividends declared (in dollars per share)	937.50	937.50	937.50
Series M
Preferred stock dividends declared (in dollars per share)	1,000	1,000	1,000
Series N
Preferred stock dividends declared (in dollars per share)	925.00	925.00	925.00
Series O
Preferred stock dividends declared (in dollars per share)	$ 1,125	$ 1,125	$ 1,125